CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	54,954,000	49,809,000
Common stock, outstanding	54,954,000	49,809,000
QPAGOS Corporation - Parent Company [Member]
Common stock par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, authorized		50,000,000	50,000,000
Common stock, issued		22,392,000	4,619,314
Common stock, outstanding		22,392,000	4,619,314